Equity (Details Narrative) - USD ($)				1 Months Ended
	Apr. 03, 2023	Aug. 05, 2022	Mar. 08, 2022	Jul. 31, 2020	Jun. 30, 2025	Mar. 31, 2025	Mar. 31, 2024	Mar. 03, 2023
Stock issued during period shares acquisitions		791,667
Original prinicipal amount								$ 1,000,000.00
Annual interest rate								7.00%
Conversion price per share	$ 1.82							$ 1.82
Stock price								$ 1.82
Ordinary shares issued	549,451
Ordinary shares par value per share	$ 0.0002					$ 0.0002	$ 0.0002
Conversion amount	$ 1,000,000.00
Additional paid in capital into common stock	$ 110
Number of warrants issued				150,000
Warrants to purchase ordinary shares					150,000
Exercise price of warrants					$ 6.00
Number of warrants issued			$ 10,000,000
Number of warrants exercised						0
Scenario One [Member]
Exercise price of warrants			$ 1.80
Exercise price of warrants			$ 4,000,000
Scenario Two [Member]
Exercise price of warrants			$ 2.50
Exercise price of warrants			$ 7,000,000
Scenario Three [Member]
Exercise price of warrants			$ 3.00
Exercise price of warrants			$ 10,000,000